Organization and Description of Business - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified			1 Months Ended					12 Months Ended	1 Months Ended
	Dec. 30, 2012 Store	May 31, 2012 Store	Apr. 18, 2011 Henry's Holdings LLC [Member]	May 29, 2012 Sunflower Farmers Markets, Inc. [Member]	May 31, 2012 Sunflower Farmers Markets, Inc. [Member] Store	Dec. 30, 2012 Henry's Holdings LLC [Member] California [Member] Store	Dec. 30, 2012 Henry's Holdings LLC [Member] Texas [Member] Store	Dec. 30, 2012 S&F [Member]	Apr. 18, 2011 Apollo [Member] Henry's Holdings LLC [Member]	Jul. 29, 2013 Sprouts Farmers Market, Inc. [Member]	Apr. 18, 2011 Sprouts Farmers Market, Inc. [Member] Henry's Holdings LLC [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Operating stores	148	143			37	35	8
Membership interests paid			$ 274.6					$ 274.6
Shares issued				14,898,136					64,350,000		45,650,000
Equity interest ownership percentage					100.00%				58.50%		41.50%
Equity contribution									$ 214.0
Acquisition date			Apr. 18, 2011	May 29, 2012	May 29, 2012
Conversion of options to purchase shares common stock										The conversion of units and options to purchase units was on an 11 for 1 basis.
Conversion of options to purchase shares common stock, ratio										11